Income Taxes - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jan. 01, 2018	Sep. 28, 2019	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%		21.00%	21.00%	24.50%
Tax Cuts and Jobs Act, Change in Tax Rate, Income Tax Expense (Benefit)					$ 2,200
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount					400
Gross unrecognized tax benefits that would reduce income tax expense and effective tax rate, if recognized		$ 2,400	$ 2,100	$ 2,400	500
Accrued interest and penalties related to unrecognized tax benefits		1,000	1,100	1,000	200
Additional accrued interest related to unrecognized tax benefits			211	802	47
Reductions in accrued interest as a result of audit settlements and other prior-year adjustments			101	96	100
Unrecognized tax benefits, reasonably possible reduction due to payments for or resolution of open tax matters			334
Adjustments to Income Tax Expense, Income Tax Benefit from Share-based Compensation			$ 64	$ 41	$ 52
Accounting Standards Update 2016-16
Income Taxes [Line Items]
Impact of New Accounting Pronouncement on Retained Earnings		$ 200
Scenario, Plan
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			24.50%
Minimum
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent				13.00%
Maximum
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent				16.00%
Cash and Cash Equivalents
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent					15.50%
Residual Earnings
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent					8.00%